UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     M.D. Sass Associates, Inc.
Address:  1185 Avenue of the Americas, 18th Floor
          New York, NY, 10036

Form 13 F File Number: 28-12005

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary Mooney
Title:    Vice President & Head of Operations
Phone:   (212) 843-8956

Signature, Place, and Date of Signing:

-------------------------    -----------------------    ------------------------
     [Signature]                  [City, State]                  [Date]

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name

28-
--------------------       -----------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16,126,804

Form 13F Information Table Value Total:     775,257
                                            (Thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                          FORM 13F INFORMATION TABLE
                                                                                                                     VOTING
                                 TITLE                    VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER             AUTHORITY
       NAME OF ISSUER          OF CLASS         CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE      SHARED    NONE
--------------------------- ----------------  ---------  --------  -------  ---  ----  -------  --------  --------  --------  ------
AMERICAN EXPRESS CO         COMMON            025816109   16530    278425   SH         SOLE                259625          0   18800
AMGEN INC                   COMMON            031162100   21550    380950   SH         SOLE                353800          0   27150
BAKER HUGHES INC            COMMON            057224107   32045    354600   SH         SOLE                329250          0   25350
BANK OF AMERICA CORP        COMMON            060505104   24278    482945   SH         SOLE                450795          0   32150
BED BATH & BEYOND INC       COMMON            075896100   25195    738430   SH         SOLE                685530          0   52900
CHICAGO BRIDGE & IRON CO    DEPOSITORY RECEI  167250109   16817    390550   SH         SOLE                363150          0   27400
CITIGROUP INC               COMMON            172967101   24841    532259   SH         SOLE                495971          0   36288
COPART INC                  COMMON            217204106   16994    494150   SH         SOLE                469550          0   24600
CORNING INC                 COMMON            219350105   27233   1104800   SH         SOLE               1026800          0   78000
DIAMOND OFFSHORE DRILLING   COMMON            25271C102   32531    287150   SH         SOLE                266550          0   20600
DISNEY WALT CO              COMMON            254687106   27058    786800   SH         SOLE                731400          0   55400
EXXON MOBIL CORP            COMMON            30231G102      93      1000   SH         SOLE                  1000          0       0
GENERAL ELEC CO             COMMON            369604103   34792    840375   SH         SOLE                780475          0   59900
HALLIBURTON CO              COMMON            406216101   32381    843250   SH         SOLE                783250          0   60000
HARLEY DAVIDSON INC         COMMON            412822108   19471    421364   SH         SOLE                390614          0   30750
INTEL CORP                  COMMON            458140100   30181   1167095   SH         SOLE               1083795          0   83300
J P MORGAN CHASE & CO       COMMON            46625H100   27830    607375   SH         SOLE                564118          0   43257
JOHNSON & JOHNSON           COMMON            478160104   31151    474136   SH         SOLE                440106          0   34030
JOY GLOBAL INC              COMMON            481165108   26508    521200   SH         SOLE                485150          0   36050
MSC INDL DIRECT INC         COMMON            553530106   30726    607350   SH         SOLE                563900          0   43450
METLIFE INC                 COMMON            59156R108   33383    478750   SH         SOLE                443650          0   35100
MICROSOFT CORP              COMMON            594918104   27087    919450   SH         SOLE                854400          0   65050
POLO RALPH LAUREN CORP      COMMON            731572103   14664    188600   SH         SOLE                175350          0   13250
PSYCHIATRIC SOLUTIONS INC   COMMON            74439H108   23509    598500   SH         SOLE                556200          0   42300
PUBLIC SVC ELEC & GAS CO    PFD 5.05%         744567603      17       200   SH         SOLE                   200          0       0
QUEST DIAGNOSTICS INC       COMMON            74834L100   28342    490600   SH         SOLE                455550          0   35050
ROCKWELL AUTOMATION INC     COMMON            773903109   29152    419400   SH         SOLE                390650          0   28750
SCHLUMBERGER LTD            COMMON            806857108   28707    273400   SH         SOLE                253900          0   19500
3M CO                       COMMON            88579Y101   33277    355600   SH         SOLE                329150          0   26450
TIME WARNER CABLE INC       COMMON            88732J108   26197    798700   SH         SOLE                743500          0   55200
TRANSOCEAN INC              COMMON            G90078109   32717    289400   SH         SOLE                268800          0   20600

TOTAL VALUE (X$1000):                                  775257
TOTAL SHARES PRN/AMT:                                16126804

TOTAL SOLE SHARES/PRN AMT:                           14996179
TOTAL SHARED SHARES/PRN AMT:                                0
TOTAL NONE SHARES/PRN AMT:                            1130625